Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent events

Note 18 – Subsequent events

The Company has assessed all events from June 30, 2025, up through the date that these unaudited interim condensed consolidated financial statements are available to be issued.

As previously disclosed, on June 23, 2025, Ohmyhome Limited (the “Company”) held its 2025 Extraordinary General Meeting of the Shareholders (the “Meeting”). As approved by the shareholders at the Meeting, the Company filed the Second Amended and Restated Memorandum and Articles of Association of the Company with the Companies Register of the Cayman Islands. The change from Ordinary Shares to Class A Ordinary Shares will be reflected with the Nasdaq Capital Market and in the marketplace at the open of business on July 28, 2025, whereupon the Class A Ordinary Shares will begin trading. The Company’s Class A Ordinary Shares will continue to trade on the Nasdaq Capital Market under the symbol “OMH” and under the CUSIP Number of G6S38M123.